Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Intangible assets	$ 1,419,347	$ 1,347,709
Goodwill and trademarks	46,970	48,768
Total intangible assets, goodwill and trademarks	$ 1,466,317	$ 1,396,477